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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-06106

                      Pioneer Mid Cap Value Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.
	Pioneer Mid Cap Value Fund
	Schedule of Investments 1/31/13

Shares		Value
	COMMON STOCKS - 100.9%
	Energy - 11.8%
	Oil & Gas Drilling - 1.8%
311,500	Ensco Plc	$19,802,055
	Oil & Gas Equipment & Services - 3.1%
191,700	National Oilwell Varco, Inc.	$14,212,638
105,800	Oil States International, Inc. *	8,207,964
802,051	Weatherford International, Ltd./Switzerland *	10,707,381
		$33,127,983
	Oil & Gas Exploration & Production - 4.5%
631,400	Marathon Oil Corp.	$21,221,354
152,800	Noble Energy, Inc.	16,470,312
227,700	Plains Exploration & Production Co. *	10,872,675
		$48,564,341
	Oil & Gas Refining & Marketing - 2.4%
167,100	Marathon Petroleum Corp. *	$12,400,491
296,600	Valero Energy Corp.	12,970,318
		$25,370,809
	Total Energy	$126,865,188
	Materials - 6.8%
	Diversified Chemicals - 3.2%
291,800	Eastman Chemical Co.	$20,761,570
221,500	LyondellBasell Industries NV	14,047,530
		$34,809,100
	Fertilizers & Agricultural Chemicals - 0.5%
91,300	The Mosaic Co.	$5,592,125
	Metal & Glass Containers - 1.3%
364,700	Crown Holdings, Inc. *	$13,807,542
	Steel - 1.0%
235,100	Nucor Corp.	$10,816,951
	Paper Products - 0.8%
196,700	International Paper Co.	$8,147,314
	Total Materials	$73,173,032
	Capital Goods - 8.5%
	Building Products - 0.7%
179,717	Owens Corning *	$7,488,807
	Construction & Engineering - 1.5%
249,800	Fluor Corp.	$16,194,534
	Electrical Components & Equipment - 1.7%
315,700	Eaton Corp Plc	$17,979,115
	Construction & Farm Machinery & Heavy Trucks - 1.8%
204,800	Joy Global, Inc.	$12,937,216
141,100	PACCAR, Inc.	6,640,166
		$19,577,382
	Industrial Machinery - 2.8%
126,400	Pentair, Ltd.	$6,405,952
230,000	SPX Corp.	17,164,900
84,800	Stanley Black & Decker, Inc.	6,515,184
		$30,086,036
	Total Capital Goods	$91,325,874
	Commercial Services & Supplies - 1.4%
	Human Resource & Employment Services - 1.4%
428,500	Robert Half International, Inc.	$15,100,340
	Total Commercial Services & Supplies	$15,100,340
	Transportation - 1.3%
	Airlines - 1.3%
1,271,500	Southwest Airlines Co.	$14,253,515
	Total Transportation	$14,253,515
	Consumer Durables & Apparel - 1.9%
	Housewares & Specialties - 1.9%
351,500	Jarden Corp.	$20,682,260
	Total Consumer Durables & Apparel	$20,682,260
	Consumer Services - 1.4%
	Hotels, Resorts & Cruise Lines - 1.4%
264,000	Wyndham Worldwide Corp.	$14,728,560
	Total Consumer Services	$14,728,560
	Retailing - 6.0%
	Department Stores - 1.5%
408,400	Macy's, Inc.	$16,135,884
	Apparel Retail - 1.4%
253,500	Ross Stores, Inc.	$15,133,950
	Computer & Electronics Retail - 1.6%
497,500	Rent-A-Center, Inc. *	$17,750,800
	Specialty Stores - 1.5%
603,300	Sally Beauty Holdings, Inc. *	$16,011,582
	Total Retailing	$65,032,216
	Food, Beverage & Tobacco - 5.4%
	Distillers & Vintners - 0.4%
140,800	Constellation Brands, Inc. *	$4,556,288
	Soft Drinks - 0.5%
159,800	Coca-Cola Enterprises, Inc.	$5,572,226
	Agricultural Products - 1.5%
248,500	Ingredion, Inc.	$16,418,395
	Packaged Foods & Meats - 3.0%
317,700	Campbell Soup Co.	$11,662,767
207,800	ConAgra Foods, Inc.	6,792,982
292,300	Green Mountain Coffee Roasters, Inc. *	13,308,419
		$31,764,168
	Total Food, Beverage & Tobacco	$58,311,077
	Health Care Equipment & Services - 3.3%
	Health Care Equipment - 2.0%
482,100	CareFusion Corp. *	$14,964,384
89,200	Zimmer Holdings, Inc.	6,654,320
		$21,618,704
	Managed Health Care - 1.3%
144,800	Cigna Corp.	$8,447,632
76,330	Humana, Inc.	5,675,899
		$14,123,531
	Total Health Care Equipment & Services	$35,742,235
	Pharmaceuticals, Biotechnology & Life Sciences - 4.1%
	Pharmaceuticals - 4.1%
164,800	Actavis, Inc. *	$14,237,072
419,700	Hospira, Inc. *	14,320,164
275,700	Jazz Pharmaceuticals Plc *	15,546,723
		$44,103,959
	Total Pharmaceuticals, Biotechnology & Life Sciences	$44,103,959
	Banks - 6.5%
	Regional Banks - 6.5%
408,500	CIT Group, Inc. *	$17,299,975
354,700	First Republic Bank	12,659,243
79,500	M&T Bank Corp.	8,163,855
241,800	PNC Financial Services Group, Inc.	14,943,240
1,142,700	Regions Financial Corp.	8,890,206
277,000	SunTrust Banks, Inc.	7,858,490
		$69,815,009
	Total Banks	$69,815,009
	Diversified Financials - 6.9%
	Consumer Finance - 3.1%
351,600	Capital One Financial Corp.	$19,802,112
348,800	Discover Financial Services	13,390,432
		$33,192,544
	Asset Management & Custody Banks - 3.8%
288,700	Ameriprise Financial, Inc.	$19,146,584
506,800	Invesco, Ltd.	13,810,300
182,100	Walter Investment Management Corp. *	8,159,901
		$41,116,785
	Total Diversified Financials	$74,309,329
	Insurance - 5.9%
	Insurance Brokers - 2.1%
143,700	Aon Plc *	$8,297,238
395,900	Willis Group Holdings Plc	14,137,589
		$22,434,827
	Life & Health Insurance - 1.4%
668,000	Unum Group	$15,571,080
	Property & Casualty Insurance - 2.4%
439,200	The Allstate Corp.	$19,280,880
290,000	The Progressive Corp.	6,522,100
		$25,802,980
	Total Insurance	$63,808,887
	Real Estate - 10.2%
	Diversified REIT's - 1.4%
988,200	Duke Realty Corp.	$15,228,162
	Office REIT's - 2.5%
702,100	BioMed Realty Trust, Inc.	$14,287,735
121,300	Boston Properties, Inc.	12,770,464
		$27,058,199
	Residential REIT's - 2.0%
241,200	American Campus Communities, Inc.	$11,232,684
177,200	Home Properties, Inc.	10,892,484
		$22,125,168
	Retail REIT's - 1.6%
812,400	Kimco Realty Corp.	$16,873,548
	Specialized REIT's - 2.7%
360,500	HCP, Inc.	$16,723,595
490,700	Pebblebrook Hotel Trust	12,223,337
		$28,946,932
	Total Real Estate	$110,232,009
	Software & Services - 2.7%
	Data Processing & Outsourced Services - 0.5%
147,400	Fidelity National Information Services, Inc.	$5,470,014
	Application Software - 1.5%
678,200	Nuance Communications, Inc. *	$16,310,710
	Systems Software - 0.7%
366,700	Symantec Corp. *	$7,983,059
	Total Software & Services	$29,763,783
	Technology Hardware & Equipment - 2.1%
	Communications Equipment - 0.5%
255,200	Juniper Networks, Inc. *	$5,711,376
	Computer Storage & Peripherals - 1.6%
337,300	SanDisk Corp. *	$16,861,627
	Total Technology Hardware & Equipment	$22,573,003
	Semiconductors & Semiconductor Equipment - 4.3%
	Semiconductor Equipment - 0.6%
520,100	Applied Materials, Inc.	$6,714,491
	Semiconductors - 3.7%
471,900	Analog Devices, Inc.	$20,593,716
513,500	Xilinx, Inc.	18,737,615
		$39,331,331
	Total Semiconductors & Semiconductor Equipment	$46,045,822
	Telecommunication Services - 1.4%
	Integrated Telecommunication Services - 1.4%
365,500	CenturyLink, Inc.	$14,784,475
	Total Telecommunication Services	$14,784,475
	Utilities - 9.0%
	Electric Utilities - 6.5%
362,600	American Electric Power Co., Inc.	$16,422,154
268,900	Northeast Utilities	10,952,297
251,800	Pinnacle West Capital Corp.	13,441,084
471,600	PNM Resources, Inc.	10,073,376
625,800	PPL Corp.	18,955,482
		$69,844,393
	Gas Utilities - 1.2%
297,500	AGL Resources, Inc.	$12,435,500
	Multi-Utilities - 1.3%
448,200	Ameren Corp.	$14,539,608
	Total Utilities	$96,819,501
	TOTAL COMMON STOCKS
	(Cost $935,074,973)	$1,087,470,074
Principal Amount ($)
	TEMPORARY CASH INVESTMENTS - 0.8%
	Repurchase Agreements - 0.8%
8,325,000	TD Securities, Inc., 0.11%, dated 1/31/13, repurchase price of
	$8,325,000 plus accrued interest on 2/1/13 collateralized by $8,491,505
	U.S. Treasury Note, 2.625%, 12/31/14	$8,325,000

	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $8,325,000)	$8,325,000
	TOTAL INVESTMENT IN SECURITIES - 101.7%
	(Cost $943,399,973) (a)	$1,095,795,074
	OTHER ASSETS & LIABILITIES - (1.7)%	$(18,067,728)
	TOTAL NET ASSETS - 100.0%	$1,077,727,346

*	Non-income producing security.

(a)	At January 31, 2013, the net unrealized gain on investments based on
	cost for federal income tax purposes of $944,578,848 was as follows:

	Aggregate gross unrealized gain for all investments in which
	there is an excess of value over tax cost	$181,251,751

	Aggregate gross unrealized loss for all investments in which
	there is an excess of tax cost over value	(30,035,525)

	Net unrealized gain	$151,216,226

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.
See Notes to Financial Statements - Note 1A.

The following is a summary of the inputs used as of January 31, 2013, in valuing the Fund's assets:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,087,470,074	$-	$-	$1,087,470,074
Repurchase Agreements	-	8,325,000	-	8,325,000
Total	$1,087,470,074	$-	$-	$1,087,470,074

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Mid Cap Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 1, 2013

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date April 1, 2013

* Print the name and title of each signing officer under his or her signature.